Long-Term Debt - Paycheck Protection Program, CARES Act (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Gain on extinguishment of debt			$ (311)	$ 3,029
PPP loan
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 3,000
Gain on extinguishment of debt	$ 3,000